Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of revenues

	For the Year Ended December 31,
	2018	2019	2020
Vehicle sales	4,852,470	7,367,113	15,182,522
Sales of charging pile	82,184	127,632	229,781
Sales of Packages	10,220	111,448	244,072
Others	6,297	218,711	601,558
Total	4,951,171	7,824,904	16,257,933